Events after the reporting period	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events after the reporting period

24. Events after the reporting period

Capital increases

In January and February 2021, the Company announced the issuance of 6,020,248 and 11,591,124 common shares, respectively, at par value of 1/13 of a Swiss franc per share. The shares were fully subscribed for by a fully-owned subsidiary of the Company, and listed on the SIX Swiss Exchange accordingly. The shares are held as treasury shares, hence the operation did not impact the outstanding share capital.

ATM proceeds

From January 1, 2021 until February 28, 2021, the Group sold an additional 9,337,047 treasury shares at an average price of USD 3.70 per share, as part of its ATM program. Total gross proceeds amounted to USD 34.5 million.

Warrant Proceeds

From January 1, 2021 until February 28, 2021, the Company raised additional funds of USD 22.1 million from the exercise of the 6,448,240 warrants included in the units sold in the Company’s underwritten public offering in September 2020.

There were no other material events after the balance sheet date.